Shareholders' Equity - Schedule of Shares Before Re Designation (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Re-designation Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Ordinary shares before re-designation issued and outstanding after reorganization
Number of shares
Par value		$ 0.00001
Amount
Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Class A Ordinary Shares issued and outstanding as of March 31, 2026
Number of shares		15,486,491	28,230,000
Par value		$ 0.00001	$ 0.00001
Amount		$ 155	$ 282
Class B Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Class B Ordinary Shares issued and outstanding as of March 31, 2026
Number of shares		1,995,000	1,995,000
Par value		$ 0.00001	$ 0.00001
Amount		$ 20	$ 20
Preferred Shares – Series A [Member]
Schedule of Shares Before Re Designation [Line Items]
Preferred stock, shares issued		47,326,026	0
Preferred stock, shares outstanding		47,326,026	0
Preferred stock, par value		$ 0.00001
Preferred shares, value		$ 473
Preferred Shares – Series B [Member]
Schedule of Shares Before Re Designation [Line Items]
Preferred stock, shares issued		6,442	0
Preferred stock, shares outstanding		6,442	0
Preferred stock, par value		$ 0.00001
Preferred shares, value
June 27, 2024 [Member] | Re-designation Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Share issued upon incorporation
Number of shares		5,000,000,000
Par value		$ 0.00001
Amount		$ 50,000
July 24, 2024 [Member] | Re-designation Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Share surrender and cancellation by sole shareholder
Number of shares		4,973,495,000
Par value		$ 0.00001
Amount		$ 49,735
July 24, 2024 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class A Ordinary Shares
Number of shares		26,505,000
Par value		$ 0.00001
Amount		$ 265
July 24, 2024 [Member] | Class B Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class B Ordinary Shares
Number of shares		1,995,000
Par value		$ 0.00001
Amount		$ 20
July 24, 2024 One [Member] | Re-designation Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class A Ordinary Shares
Number of shares		26,505,000
Par value		$ 0.00001
Amount		$ 265
July 24, 2024 Two [Member] | Re-designation Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class B Ordinary Shares
Number of shares		1,995,000
Par value		$ 0.00001
Amount		$ 20
January 23, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events	[1]	Issue of shares pursuant to IPO*
Number of shares		1,500,000
Par value		$ 0.00001
Amount		$ 15
February 6, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events	[1]	Issue of shares pursuant to IPO*
Number of shares		225,000
Par value		$ 0.00001
Amount		$ 2
August 27, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events	[2]	Share Retirement #
Number of shares		18,500,000
Par value		$ 0.00001
Amount		$ 185
August 29, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events	[3]	Private Placement ##
Number of shares		1,359,314
Par value		$ 0.00001
Amount		$ 14
November 3, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events	[4]	Issue of shares pursuant to Private Placement ###
Number of shares		727,272
Par value		$ 0.00001
Amount		$ 7
January 23, 2026 [Member] | Preferred Shares – Series A [Member]
Schedule of Shares Before Re Designation [Line Items]
Preferred stock, shares issued		47,326,026
Preferred stock, shares outstanding		47,326,026
Preferred stock, par value		$ 0.00001
Preferred shares, value		$ 473
February 13, 2026 [Member] | Preferred Shares – Series B [Member]
Schedule of Shares Before Re Designation [Line Items]
Preferred stock, shares issued		6,442
Preferred stock, shares outstanding		6,442
Preferred stock, par value		$ 0.00001
Preferred shares, value		$ 0
December 16, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Issuance of shares pursuant to warrant exercise
Number of shares		500,000
Par value		$ 0.00001
Amount		$ 5
March 9, 2026 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Issuance of shares pursuant to warrant exercise
Number of shares		2,969,905
Par value		$ 0.00001
Amount		$ 30
March 26, 2026 [Member] | Class A Ordinary Shares [Member]
Schedule of Shares Before Re Designation [Line Items]
Events		Issuance of shares pursuant to warrant exercise
Number of shares		200,000
Par value		$ 0.00001
Amount		$ 2

[1]	On January 23, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “SKBL”. Under this offering, 1,500,000 ordinary shares were issued at a price of $4.00 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On February 6, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 225,000 ordinary shares. On January 23, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of US$4,807,322 from the offering after deducting underwriting discounts and offering expenses of US$2,092,678 from the gross proceeds of US$6,900,000.
[2]	On August 27, 2025, Supreme Development (BVI) Holdings Limited (“SD”), the Company’s previous controlling shareholder and a company beneficially owned by Mr. Ngo Chiu Lam, our Chief Executive Officer, entered into a definitive securities purchase agreement with Quantum Leap Energy LLC (“QLE”) pursuant to which SD transferred and sold to QLE all 1,995,000 issued and outstanding Class B Ordinary Shares of the Company. Each Class B Ordinary Share entitles the holder to 20 votes per share and votes together with the Class A Ordinary Shares on all matters submitted to shareholders. On March 29, 2026, QLE entered into a securities exchange agreement with Dablam LP to assign and transfer its 1,995,000 Class B Ordinary Shares held by QLE to Dablam LP, in exchange for and against Dablam LP’s concurrent assignment and transfer to QLE of 1,995,000 Class A Ordinary Shares held by Dablam LP. The Company also used approximately $7,000,000 of the gross proceeds from the August 2025 Offering to retire 18,500,000 Class A Ordinary Shares owned by SD (the “Share Retirement”).
[3]	On August 29, 2025, the Company closed its private placement (the “Offering (AUG)”) pursuant to a Securities Purchase Agreement dated August 27, 2025, among the Company and certain accredited investors. Pursuant to the Offering (AUG), the Company issued and sold (i) 1,359,314 Class A Ordinary Shares, par value $0.00001 per share, (ii) 22,990,000 prefunded warrants to purchase Class A Ordinary Shares, (iii) Class A Ordinary Share Purchase Warrant A (“Investor Warrants”) to purchase up to 24,349,314 Class A Ordinary Shares, (iv) Class A Ordinary Share Purchase Warrant B (“Investor Warrants”) to purchase up to 24,349,314 Class A Ordinary Shares, and (v) 1,947,945 Placement Agent Warrants to purchase Class A Ordinary Shares issued to the Placement Agents as compensation.
[4]	On November 3, 2025, the Company closed its private placement (the “Offering (OCT)”) pursuant to a Securities Purchase Agreement dated October 28, 2025, among the Company and certain accredited investors. Pursuant to the Offering (OCT), the Company issued and sold (i) 727,272 Class A Ordinary Shares, par value $0.00001 per share, (ii) 16,643,636 prefunded warrants in lieu of Class A Ordinary Shares (the “Pre-funded Warrants”)), and (iii) 17,370,909 Class A Ordinary Share Purchase Warrants to purchase Class A Ordinary Shares (the “Ordinary Warrants, Investor Warrants”), and (iv) 1,389,673 Placement Agent Warrants to purchase Class A Ordinary Shares issued to the Placement Agents as compensation.